UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpoint Capital Advisors LP
Address: 623 Fifth Avenue
         Suite 2503
         New York, New York  10022

13F File Number:  28-11745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John S. Clark II
Title:     Manager of the General Partner
Phone:     212.692.6350

Signature, Place, and Date of Signing:

     John S. Clark II     New York, New York     August 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $402,652 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21ST CENTY HLDG CO             COM              90136Q100     2289   174999 SH       SOLE                   174999
AMARIN CORP PLC                SPONSORED ADR    023111107    19637  8216329 SH       SOLE                  8216329
AMARIN CORP PLC                SPONSORED ADR    023111107     2495  2599010 SH  CALL SOLE                  2599010
BEARINGPOINT INC               COM              074002106    17067  2039113 SH       SOLE                  2039113
CBS CORP NEW                   CL B             124857202    28137  1040200 SH       SOLE                  1040200
CENTURY ALUM CO                COM              156431108    16061   450000 SH       SOLE                   450000
CF INDS HLDGS INC              COM              125269100    12998   911518 SH       SOLE                   911518
COMPASS DIVERSIFIED TR         SH BEN INT       20451Q104    13243   928000 SH       SOLE                   928000
DELTA FINANCIAL CORP           COM              247918105     2514   255200 SH       SOLE                   255200
ENCORE CAP GROUP INC           COM              292554102     7941   647223 SH       SOLE                   647223
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107    23974   826700 SH       SOLE                   826700
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202    22206   661100 SH       SOLE                   661100
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    30792  1594600 SH       SOLE                  1594600
GULFPORT ENERGY CORP           COM NEW          402635304    22023  1994862 SH       SOLE                  1994862
INTEGRATED ELECTRICAL SVC      COM              45811E301    31671  1812902 SH       SOLE                  1812902
KHD HUMBOLDT WEDAG INTL LTD    COM              482462108     6209   231078 SH       SOLE                   231078
MASTERCARD INC                 COM              57636Q104    26054   542800 SH       SOLE                   542800
NEXMED INC                     COM              652903105     2056  3370787 SH       SOLE                  3370787
NEXMED INC                     COM              652903105        0  1348315 SH  CALL SOLE                  1348315
NICHOLAS FINANCIAL INC         COM NEW          65373J209     7492   523949 SH       SOLE                   523949
NOVELIS INC                    COM              67000X106    21726  1006769 SH       SOLE                  1006769
NYMOX PHARMACEUTICAL CORP      COM              67076P102     7588  2681140 SH       SOLE                  2681140
PHH CORP                       COM NEW          693320202    13057   474100 SH       SOLE                   474100
RESOURCE AMERICA INC           CL A             761195205     7025   368755 SH       SOLE                   368755
RESOURCE CAP CORP              COM              76120W302        0    16001 SH  CALL SOLE                    16001
RETAIL VENTURES INC            COM              76128Y102     7490   420300 SH       SOLE                   420300
SFBC INTL INC                  COM              784121105    12912   851740 SH       SOLE                   851740
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     9542  1428500 SH       SOLE                  1428500
SPECTRUM BRANDS INC            COM              84762L105     9588   742100 SH       SOLE                   742100
STANDARD PAC CORP NEW          COM              85375C101     5910   229972 SH       SOLE                   229972
TAL INTL GROUP INC             COM              874083108     5324   220906 SH       SOLE                   220906
TARRAGON CORP                  COM              876287103     7631   551000 SH       SOLE                   551000